Consolidated Statements of Income (Loss) - CAD ($) shares in Millions, $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Statement [LineItems]
Oil and natural gas sales and other income	$ 77	$ 94	$ 213	$ 306
Royalties	(4)	(8)	(11)	(22)
Gross Revenue	73	86	202	284
Risk management gain (loss)		4	22	(13)
Total revenue	73	90	224	271
Expenses
Operating	28	36	81	106
Transportation	5	6	14	21
General and administrative	3	5	10	16
Restructuring				3
Share-based compensation	1	1	2	3
Depletion, depreciation, impairment and accretion	29	58	873	328
Provisions loss (gain)	1	(7)	(22)	(9)
Foreign exchange loss (gain)	(2)	1	1	(2)
Financing	7	12	28	31
Transaction costs	3		3
Other	2	6	6	18
Total expenses	77	118	996	515
Income (loss) before taxes	(4)	(28)	(772)	(244)
Deferred tax expense (recovery)
Net and comprehensive income (loss)	$ (4)	$ (28)	$ (772)	$ (244)
Net income (loss) per share
Basic	$ (0.05)	$ (0.38)	$ (10.55)	$ (3.35)
Diluted	$ (0.05)	$ (0.38)	$ (10.55)	$ (3.35)
Weighted average shares outstanding (millions)
Basic	73.5	73.0	73.2	72.8
Diluted	73.5	73.0	73.2	72.8